Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net (loss) income	$ (3,244)	$ 285	$ (16,890)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	10,527	11,028	8,958
Share-based compensation expense	7,886	5,426	1,232
Provision for doubtful accounts	91	133	23
(Gain) loss on disposal of fixed assets	(5)	(16)	69
Non-cash interest expense	106	110	91
Unrealized currency (gain) loss on foreign denominated intercompany transactions	(988)	(4,052)	2,264
Changes in assets and liabilities:
Accounts receivable	(9,820)	(4,334)	(6,563)
Prepaid expenses and other current assets	(2,191)	684	(354)
Other assets	(437)	(206)	(1,674)
Accounts payable	(542)	(38)	144
Deferred revenue	18,588	11,378	8,786
Accrued expenses and other liabilities	4,672	2,849	2,947
Net cash provided by (used in) operating activities	24,643	23,247	(967)
Investing activities
Purchases of property and equipment	(14,234)	(12,583)	(17,888)
Net cash used in investing activities	(14,234)	(12,583)	(17,888)
Financing activities
Proceeds from exercises of share options	885	632	30
Payments on debt	(5,412)	(3,483)	(252)
Proceeds from issuance of debt, net of issuance costs		8,282
Proceeds from initial public offering, net of issuance costs	68,328
Net cash provided by (used in) financing activities	63,801	5,431	(222)
Effect of foreign exchange rates on cash	(960)	(2,363)	1,777
Net increase (decrease) in cash and cash equivalents	73,250	13,732	(17,300)
Cash and cash equivalents at beginning of period	32,890	19,158	36,458
Cash and cash equivalents at end of period	106,140	32,890	19,158
Supplemental disclosure of cash flow information
Cash paid during the period for interest	488	593	451
Cash paid during the period for income taxes	58	32	28
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	308	$ 1,591	$ 3,345
Conversion of convertible preferred shares to ordinary shares	$ 59,305